Other taxes payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Taxes Payable, Current [Abstract]
Withholding individual income taxes for employees	¥ 4,268		¥ 15,551
VAT payables	11,728		5,283
Others	978		642
Total	¥ 16,974	$ 2,469	¥ 21,476